COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 18,400	$ 13,400
Loans and Leases Receivable, Commitments, Fixed Rates	126,300	129,200
Loans and Leases Receivable, Commitments, Variable Rates	$ 4,200,000	$ 3,800,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	31 years 7 months 6 days	30 years 10 months 24 days
Letters of credit issued to guarantee performance of a client to a third party	$ 31,500	$ 41,100
Derivative, Notional Amount	19,828,103	17,683,691
Litigation Settlement, Expense	3,300	7,100
Estimated Litigation Liability			$ 0
Credit Default Swap
Commitments and Contingencies Disclosure [Line Items]
Derivative, Notional Amount	379,300	362,800
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 4,400,000	$ 4,000,000